Employee Benefits Obligation - Summary of Significant Actuarial Assumptions used in Actuarial Calculations (Details)	Mar. 31, 2026	Mar. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Discount rate (per annum)	5.56%	6.31%
Salary growth rate	6.10%	5.74%